ACCOUNTS RECEIVABLE (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE
NOTE 3 – ACCOUNTS RECEIVABLE
Accounts receivable, net consisted of the following as of:
	March 31, 2022	December 31 2021
Accounts receivable	$2,093	$2,533
Unbilled receivables	849	809
	2,942	3,342
Less allowance for doubtful accounts	(297)	(297)
Accounts receivable, net	$2,645	$3,045
Bad debt expense was $33,000 and $30,000 for the three months ended March 31, 2022 and 2021, respectively.

NOTE 3 – ACCOUNTS RECEIVABLE
Accounts receivable, net consisted of the following as of:
	December 31,
	2021	2020
Accounts receivable	$2,533	$1,027
Unbilled receivables	809	264
	3,342	1,291
Less allowance for doubtful accounts	(297)	(150)
Accounts receivable, net	$3,045	$1,141
Bad debt expense was $216,000 and $297,000 for the twelve months ended December 31, 2021 and 2020, respectively.